Convertible Debt - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands									6 Months Ended
	Mar. 10, 2025	Sep. 11, 2024 USD ($)	May 28, 2024 USD ($)	May 28, 2024 CNY (¥)	Apr. 07, 2024 USD ($)	Apr. 07, 2024 CNY (¥)	Jan. 11, 2024 USD ($) shares	Jan. 11, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 28, 2024 CNY (¥)	Jan. 11, 2024 ¥ / shares
Debt Instrument [Line Items]
Conversion price | ¥ / shares													¥ 0.3964
Accrued interests							$ 460,000
Conversion Date							Jan. 11, 2024
Percentage of accrued interest on overdue principal amount	12.00%
Short-term borrowings									$ 8,811,599	$ 6,286,145	$ 8,811,599
Accrued expenses and other current liabilities										$ 4,085,178	$ 5,860,907
Gain on extinguishment of convertible debts									$ 247,283
X-Charge Technology | Minimum
Debt Instrument [Line Items]
Proceeds from issuance of the convertible debts					$ 20,000,000
Investor A | Series B+ Preference Shares in XCHG Limited
Debt Instrument [Line Items]
Number of shares converted | shares							35,842,294	35,842,294
Investor B | Series B+ Preference Shares in XCHG Limited
Debt Instrument [Line Items]
Number of shares converted | shares							126,135,217	126,135,217
Investor C | X-Charge Technology
Debt Instrument [Line Items]
Percentage of accrued interest on overdue principal amount		12.00%			12.00%	12.00%
Short-term borrowings			$ 2,090,000.00									¥ 15,000
Accrued expenses and other current liabilities			160,000									¥ 1,130
Gain on extinguishment of convertible debts			$ 230,000	¥ 1,660
Investor C | X-Charge Technology | Minimum
Debt Instrument [Line Items]
Gross proceeds from issuance of the convertible debts		$ 20,000,000
Convertible Notes | Investor A
Debt Instrument [Line Items]
Aggregate principal amount							$ 2,000,000
Convertible Loan | Investor A
Debt Instrument [Line Items]
Aggregate principal amount | ¥								¥ 50,000
Convertible Loan | Investor C | X-Charge Technology
Debt Instrument [Line Items]
Aggregated principal amount | ¥						¥ 15,000